Deposits and Other Current Assets (Details) - Schedule of deposits and other current assets - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Deposits
Deposits for research and development, prototype parts and other	$ 23,617	$ 54,990
Deposits for Future Work	3,187	8,380
Total deposits	26,804	63,370
Other current assets
Prepaid expenses	14,437	11,119
Other current assets	6,650	2,291
Total other current assets	$ 21,087	$ 13,410